Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash at bank and on hand	$ 71,860	$ 78,556
Bank deposits maturing in three months or less (note (a))	11,500	7,480
Cash and cash equivalents	83,360	86,036
US$
Cash and Cash Equivalents
Cash and cash equivalents	59,459	58,291
RMB
Cash and Cash Equivalents
Cash and cash equivalents	19,443	23,254
UK Pound Sterling
Cash and Cash Equivalents
Cash and cash equivalents	122	331
Hong Kong dollar ("HK$")
Cash and Cash Equivalents
Cash and cash equivalents	$ 4,336	$ 4,160
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	2.47%	1.98%
Bank deposits maturing in three months or less | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	5 days	7 days
Bank deposits maturing in three months or less | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	35 days	90 days